UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Parametrica Management Ltd.
Address: Unit 5503, 55/F Floor, The Center
         99 Queen's Road East
         Central, Hong Kong

13F File Number:  028-14604

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Xiongwei Ju
Title:     Managing Partner
Phone:     (852) 2877-0666

Signature, Place, and Date of Signing:

 /s/  Xiongwei Ju     Central, Hong Kong     January 07, 2013

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         1

Form 13F Information Table Entry Total:    15

Form 13F Information Table Value Total:    $1,098 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

No.  13F File Number               Name

01   028-14605                     Parametrica Asset Management Ltd.

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ACTIVE NETWORK INC             COM              00506D100       75    15304 SH       SOLE                    15304        0        0
BOYD GAMING CORP               COM              103304101       77    11555 SH       SOLE                    11555        0        0
BROCADE COMMUNICATIONS SYS I   COM NEW          111621306       82    15368 SH       SOLE                    15368        0        0
EXCO RESOURCES INC             COM              269279402       85    12531 SH       SOLE                    12531        0        0
FLEXTRONICS INTL LTD           ORD              Y2573F102       71    11436 SH       SOLE                    11436        0        0
GT ADVANCED TECHNOLOGIES INC   COM              36191U106       58    19164 SH       SOLE                    19164        0        0
KNIGHT CAP GROUP INC           CL A COM         499005106       39    11133 SH       SOLE                    11133        0        0
LSI CORPORATION                COM              502161102       81    11413 SH       SOLE                    11413        0        0
MARVELL TECHNOLOGY GROUP LTD   ORD              G5876H105      155    21394 SH       SOLE                    21394        0        0
MEMC ELECTR MATLS INC          COM              552715104       34    10469 SH       SOLE                    10469        0        0
MUELLER WTR PRODS INC          COM SER A        624758108       70    12419 SH       SOLE                    12419        0        0
ON SEMICONDUCTOR CORP          COM              682189105       77    10965 SH       SOLE                    10965        0        0
PITNEY BOWES INC               COM              724479100      113    10624 SH       SOLE                    10624        0        0
SYNOVUS FINL CORP              COM              87161C105       56    23151 SH       SOLE                    23151        0        0
TELLABS INC                    COM              879664100       25    10998 SH       SOLE                    10998        0        0